Property and Equipment, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 — Property and equipment, net

As of September 30, 2024 and June 30, 2024, property and equipment, net consist of the following:

	September 30, 2024	June 30, 2024
		(Audited)
Computer and office equipment	$9,942	$9,942
Furniture and fixtures	3,432	3,432
Vehicles	226,091	191,091
Subtotal	239,465	204,465
Less: accumulated depreciation	(73,127)	(61,846)
Total property and equipment, net	$166,338	$142,619

Depreciation expense for the three months ended September 30, 2024 and 2023 amounted to $11,281 and $9,768, respectively.

Note 8 — Property and equipment, net

As of June 30, 2024 and 2023, property and equipment, net consist of the following:

	June 30, 2024	June 30, 2023
Computer and office equipment	$9,942	$4,631
Furniture and fixtures	3,432	—
Vehicles	191,091	191,091
Subtotal	204,465	195,722
Less: accumulated depreciation	(61,846)	(22,063)
Total property and equipment, net	$142,619	$173,659

Depreciation expense for the years ended June 30, 2024 and 2023 amounted to $39,783 and $20,819, respectively.